Stock Based Compensation (Tables) - Ambulnz, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock Based Compensation (Tables) [Line Items]
Schedule of air value of the sole stock option grant
	Six Months Ended June 30,
	2021	2020
Volatility	62% – 71%	44.48%
Expected term (in years)	.5 – 2	2
Risk-free interest rate	0.06%	0.14% – 1.58%
Dividend yield	0	0

	For the Years Ended December 31,
	2020	2019
Risk-free interest rate	0.14% – 1.58%	1.58% – 1.66%
Expected term (in years)	2.0	3.0
Expected volatility	44.48%	39.28%
Dividend yield	—%	—%

Schedule of stock option activity under the Plan
	Number of Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at December 31, 2020	7,186	$1,190	7	8,129,671
Stock Options grants	1,344	4,381	10
Stock options exercised	—	—	—
Stock option forfeited	(533)	(1,167)	—
Balance at June 30, 2021	7,997	$1,524	7	$38,993,660
Vested or expected to vest at June 30, 2021	4,843	$1,228	7	$25,190,362

	Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2019	4,250	$1,415	7.81	$1,344,800
Granted/Vested during the year	2,050	1,023	10.01
Exercised during the year	—	—	—
Cancelled during the year	(700)	4,104	—
Balance, December 31, 2019	5,600	$1,236	7.74	$1,344,800
Granted/Vested during the year	1,605	1,073	9.11
Exercised during the year	—	—	—
Cancelled during the year	(19)	(1,023)	—
Balance, December 31, 2020	7,186	$1,190	7.28	$8,129,671
Options vested and exercisable at December 31, 2020	3,855	$837.11	6.14	$3,967,775